UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09603

                     AMERICAN AADVANTAGE SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2004

                  Date of reporting period: June 30, 2004


ITEM 1. REPORT TO STOCKHOLDERS.

                     [AMERICAN AADVANTAGE SELECT FUNDS LOGO]

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

[GLOBE GRAPHIC]

                                                               Money Market Fund
                                               U.S. Government Money Market Fund

                           Managed by AMR Investments

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American AAdvantage Select Funds

Letter to Shareholders
--------------------------------------------------------------------------------

Fellow Shareholders:

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Select Funds for the six months ended June 30, 2004. During this time, the American AAdvantage Select Funds outperformed their peers.

For the first half of 2004, economic fundamentals largely confirmed the strong growth momentum that became apparent late in the first quarter. Manufacturing expanded at a brisk pace, job creation averaged 224,000 per month, housing remained strong, and corporate profits grew by a staggering 24% year over year. The Federal Reserve raised overnight rates by 25 basis points at the June 30th Federal Open Market Committee (FOMC) meeting.

The American AAdvantage Select Funds produced strong relative returns for the six months ended June 30, 2004. The Money Market Select Fund returned 0.51% for the period, outperforming the Lipper Institutional Money Market Average return of 0.34%. The U.S. Government Money Market Select Fund outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 0.48% versus 0.34% for the Average.

The question now is how rapidly and to what extent the Fed will need to raise overnight rates to bring monetary policy back to neutral. Citing that core inflationary pressures should remain in check, Federal Reserve officials are maintaining their "measured" policy adjustment posture. The American AAdvantage Select Funds will continue to maintain lower than average maturities while emphasizing investments in high quality issues.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. We value the trust you have placed in the American AAdvantage Select Funds. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Select Funds.

                                            Sincerely,

                                            /s/  WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Select Funds

American AAdvantage Select Funds

Market and Performance Overview
--------------------------------------------------------------------------------

At the outset of 2004, the financial markets were focused clearly on the labor market. While most sectors of the economy had shown improvement, the Federal Reserve made it clear that they would not raise the overnight lending rate until the jobs situation improved. The first two monthly employment reports came in well below expectations, indicating that corporations would be reluctant to hire additional workers as long as productivity remained robust. The Fed Funds futures contracts even pushed the initial rate hike probability out to 2005. The picture changed dramatically with the April release of March's employment data. The 353,000 jobs added in March were the most in four years and caused a significant steepening in the money market yield curve. The spread between 1-month LIBOR and 1-year LIBOR was 28 basis points before the employment release and widened to 42 basis points afterward. Furthermore, the Fed Funds futures contracts responded to the positive report by moving the possibility of the first tightening from 2005 into the latter part of the second quarter or early part of the third quarter of 2004.

As evidence mounted of a recovery in the labor market, the focus of the FOMC shifted to inflation. Higher employment typically puts pressure on labor costs that lead to higher prices for consumers. Core prices rose rapidly in the first half of the year, elevated by the indirect effects of higher energy prices on business costs and increases in non-oil import prices that reflect past dollar depreciation and the surge in global prices for primary commodities. In response to the uptick in inflation and continued traction on the job front, the FOMC prepared the markets for a rate hike and ultimately raised the target Federal Funds rate from 1% to 1.25% at the June 30th meeting. In addition to reiterating their stance that the tightening cycle would occur at a "measured" pace, the policymakers signaled that they will respond to changes in economic conditions in order to maintain price stability. History indicates that the Federal Reserve is in the beginning stages of a tightening cycle and the current expectation is for the overnight lending rate to be greater than or equal to 2% by the end of 2004.

The American AAdvantage Select Funds implemented a change in strategy during the first half of 2004 due to an improving economic environment. While growth indicators have been robust, the labor market remained muted until the March employment report was released in April. In March, U.S. employers created 353,000 new non-farm jobs, thereby removing the critical missing link between a transitory cyclical rebound and the onset of a period of prolonged economic expansion. The strong employment data caused a sharp sell off in the fixed income market in anticipation that the FOMC would soon begin to raise the
overnight Fed Funds rate.   In response, the Fund began to buy more variable
rate securities and shorter fixed rate securities to reduce interest rate risk. This strategy proved to work well as it became more evident that the FOMC could make a move as soon as their meeting on June 30th. By the end of June, the weighted-average maturity of the Funds was 30 days or less and the first rate hike of 25 basis points occurred, bringing the overnight Fed Funds rate to 1.25%. In anticipation of a prolonged rising interest rate environment, investments for the near term will likely be made in securities that allow the Funds to carry a relatively shorter weighted-average maturity.

For the six months ended June 30, 2004, the total return of the American AAdvantage Money Market Select Fund was 0.51%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.34% by 17 basis points. Lipper Analytical Services ranked the Fund 5th among 289 and 11th among 238 Institutional Money Market Funds for the one-year and three-years ended June 30, 2004, respectively.

For the six months ended June 30, 2004, the total return of the American AAdvantage U.S. Government Money Market Select Fund was 0.48%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.34% by 14 basis points. Lipper Analytical Services ranked the Fund 1st among 137 Institutional U.S. Government Money Market Funds for the year ended June 30, 2004.

American AAdvantage Select Funds

--------------------------------------------------------------------------------

                               ANNUALIZED TOTAL RETURNS
                          ---------------------------------
                                    AS OF 6/30/04
                          ---------------------------------
                           1 YEAR     5 YEARS     10 YEARS
                          --------   ---------   ----------
Money Market (1,2)         1.02%       3.38%       4.45%
U.S. Government (1,3)      1.00%       3.26%       4.28%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Select Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown from that date through June 30, 2004 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results shown from that date through June 30, 2004 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period.

Portfolio Statistics as of June 30, 2004
                               Money Market    U.S. Government
                               ------------    ---------------
7-Day Current Yield*               1.05%           1.03%
7-Day Effective Yield*             1.05%           1.04%
30-Day Yield*                      1.01%           0.97%
Weighted Average Msturity         23 Days         30 Days
Moody's Rating                      Aaa             Aaa
Standard & Poor's Rating            AAAm            AAAm

* Annualized. You may call 1-800-231-4252 to obtain the Fund's current seven day yield.

Money Market Portfolio - Top Ten Holdings as of June 30, 2004
Goldman Sachs Group                         6.4%
FCAR Owner Trust Series 1                   6.2%
Citigroup, Incorporated                     5.3%
Bank of Scotland Treasury Services plc      4.2%
Metropolitan Life Insurance Company         4.2%
Bank of America Corporation                 3.9%
General Electric Capital Corporation        3.8%
Merrill Lynch & Company, Incorporated       3.3%
Wells Fargo & Company                       3.2%
American Honda Finance Corporation          3.1%

American AAdvantage Select Funds

Statements of Assets and Liabilities   June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share and per share amounts

                                                                    U.S. Government
                                                Money Market          Money Market
                                               --------------       ---------------
Assets:
  Investments in Portfolio, at value.........  $    3,587,202         $     210,839
                                               --------------       ---------------
TOTAL ASSETS.................................       3,587,202               210,839
                                               --------------       ---------------
Liabilities:
  Dividends payable..........................           1,392                   125
  Other liabilities..........................              37                     6
                                               --------------       ---------------
TOTAL LIABILITIES............................           1,429                   131
                                               --------------       ---------------
NET ASSETS...................................  $    3,585,773         $     210,708
                                               ==============       ===============
ANALYSIS OF NET ASSETS:
  Paid-in-capital............................  $    3,585,773         $     210,708
                                               --------------       ---------------
NET ASSETS...................................  $    3,585,773         $     210,708
                                               ==============       ===============

Shares outstanding (no par value)............   3,585,773,230           210,708,232
                                               ==============       ===============

Net asset value, offering and redemption
  price per share............................  $         1.00         $        1.00
                                               ==============       ===============

                             See accompanying notes

American AAdvantage Select Funds

Statements of Operations   Six Months Ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
in thousands

                                                                     U.S. Government
                                                Money Market          Money Market
                                                ------------         ---------------
Investment Income Allocated From Portfolio:
  Interest income............................   $    27,852          $          937
  Portfolio expenses.........................        (2,759)                    (98)
                                                ------------         ---------------
    Net investment income allocated
      from Portfolio.........................        25,093                     839
                                                ------------         ---------------
Fund Expenses:
  Transfer agent fees........................            38                       2
  Professional fees..........................            11                       1
  Registration fees and expenses.............             1                       -
  Other expenses.............................            59                       4
                                                ------------         ---------------
    Total fund expenses......................           109                       7
                                                ------------         ---------------
    Less reimbursement of expenses (Note 2)..             -                       2
                                                ------------         ---------------
    Net fund expenses........................           109                       5
                                                ------------         ---------------
Net Investment Income........................        24,984                     834
                                                ------------         ---------------
Realized Gain Allocated From Portfolio:
  Net realized gain on investments.........             124                       7
                                                ------------         ---------------
    Net gain on investments................             124                       7
                                                ------------         ---------------
Net increase in net assets resulting
  from operations..........................     $    25,108          $          841
                                                ============         ===============

                             See accompanying notes

American AAdvantage Select Funds

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
in thousands

                                              Money Market            U.S. Government Money
                                                                             Market
                                        -------------------------   -------------------------
                                        Six Months                  Six Months
                                          Ended       Year Ended      Ended       Year Ended
                                         June 30,    December 31,    June 30,    December 31,
                                           2004          2003          2004          2003
                                        -----------   -----------   -----------   -----------
                                        (Unaudited)                 (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
  Net investment income.............    $    24,984   $    39,914   $       834   $     1,362
  Net realized gain on investments..            124            31             7             5
                                        -----------   -----------   -----------   -----------
    Net increase in net assets
      resulting from operations.....         25,108        39,945           841         1,367
                                        -----------   -----------   -----------   -----------
Distributions To Shareholders:
  Net investment income.............        (24,984)      (39,916)         (834)       (1,362)
  Net realized gain on investments..           (124)          (22)           (7)           (5)
                                        -----------   -----------   -----------   -----------
    Distributions to shareholders...        (25,108)      (39,938)         (841)       (1,367)
                                        -----------   -----------   -----------   -----------
Capital Share Transactions (at $1.00 per share):
  Proceeds from sales of shares.....     34,617,385    52,230,559       434,318       721,183
  Reinvestment of dividends and
    distributions...................         14,423        16,049           190           109
  Cost of shares redeemed...........    (35,034,759)  (53,287,925)     (386,289)     (668,817)
                                        -----------   -----------   -----------   -----------
    Net increase (decrease) in net
      assets from capital share
      transactions..................       (402,951)   (1,041,317)       48,219        52,475
                                        -----------   -----------   -----------   -----------
Net increase (decrease) in net
  assets............................       (402,951)   (1,041,310)       48,219        52,475
                                        -----------   -----------   -----------   -----------
Net Assets:
  Beginning of period...............      3,988,724     5,030,034       162,489       110,014
                                        -----------   -----------   -----------   -----------
  End of period....................     $ 3,585,773   $ 3,988,724   $   210,708   $   162,489
                                        ===========   ===========   ===========   ===========

                             See accompanying notes

American AAdvantage Select Funds

Notes To Financial Statements  June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Note 1 - Organization and Significant Accounting Policies

Organization
American AAdvantage Select Funds (the "Trust") is organized as a
Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report:
American AAdvantage Money Market Select Fund and American AAdvantage U.S. Government Money Market Select Fund (each a "Fund" and collectively the "Funds"). The American AAdvantage Money Market Select Fund commenced active operations on January 1, 2000 and the American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows: the American AAdvantage Money Market Select Fund invests assets in the AMR Investment Services Money Market Portfolio and the American AAdvantage U.S. Government Money Market Select Fund invests assets in the AMR Investment Services U.S. Government Money Market Portfolio. Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (76.54% and 77.26% at June 30, 2004, of the AMR Investment Services Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Funds.

Valuation of Investments
The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Investment Income
Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

Dividends
The Funds generally declare dividends daily from net investment income and net short-term gains, if any, payable monthly. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

Federal Income and Excise Taxes
It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

Expenses
Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

Valuation of Shares
The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Funds' total assets (which includes the value of the Funds' investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates snd assumptions that affect the reported amounts in the financial statements. Actual results may differ from those estimated.

American AAdvantage Select Funds

--------------------------------------------------------------------------------

Other
In the normal course of business, the Funds enter into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Funds' maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Funds have had no prior claims or losses pursuant to any such agreement.

Note 2 - Fees and Transactions with Affiliates
Reimbursement of Expenses
The Manager has contractually agreed to reimburse the U.S. Government Money Market Select Fund for other expenses through December 31, 2004 to the extent that total annual Fund operating expenses exceed 0.12%. For the six months ended June 30, 2004, the Manager reimbursed expenses totaling $1,735 to the U.S. Government Money Market Select Fund.

Expense Reimbursement Plan
The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Funds' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. Reimbursed expenses subject to potential recovery totaling $8,002 and $11,073 for the Money Market and U.S. Government Money Market Select Funds, respectively, will expire in 2006. Reimbursed expenses subject to potential recovery totaling $1,735 for the U.S. Government Money Market Select Fund will expire in 2007.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2004, the cost of air transportation was not material to either of the Funds.

American AAdvantage Money Market Select Fund

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                               Six Months
                                                  Ended               Year Ended December 31,
                                                June 30,   ---------------------------------------------
                                                  2004        2003        2002       2001(B)      2000
                                               ----------  ----------  ----------  ----------  ----------
                                               (Unaudited)
Net asset value, beginning of period.........  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                               ----------  ----------  ----------  ----------  ----------
  Net investment income(A)...................        0.01        0.01        0.02        0.04        0.06
  Less dividends from net investment income..       (0.01)      (0.01)      (0.02)      (0.04)      (0.06)
                                               ----------  ----------  ----------  ----------  ----------
Net asset value, end of period...............  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                               ==========  ==========  ==========  ==========  ==========
Total return.................................    0.51%(C)        1.13%       1.81%       4.28%       6.58%
                                               ==========  ==========  ==========  ==========  ==========
Ratios and supplemental data:
  Net assets, end of period (in thousands)...  $3,585,773  $3,988,724  $5,030,034  $5,589,030  $2,227,985
  Ratios to average net assets (annualized)(A):
    Expenses.................................       0.12%       0.12%       0.11%       0.12%       0.12%
    Net investment income....................       1.01%       1.14%       1.82%       3.84%       6.47%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................         --          --          --          --        0.03%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Prior to December 1, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.

(C)  Not annualized.

American AAdvantage U.S. Government Money Market Select Fund

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                               Six Months
                                                  Ended       Year Ended December 31,   December 1 to
                                                June 30,     ------------------------   December 31,
                                                  2004           2003        2002         2001(B)
                                               ----------    ----------  ------------  -------------
                                               (Unaudited)
Net asset value, beginning of period.........  $     1.00    $     1.00  $       1.00   $       1.00
                                               ----------    ----------  ------------   ------------
  Net investment income(A)...................          -- (D)      0.01          0.02            -- (D)
  Less dividends from net investment income..          -- (D)     (0.01)        (0.02)           -- (D)
                                               ----------    ----------  ------------   ------------
Net asset value, end of period...............  $     1.00    $     1.00  $       1.00   $       1.00
                                               ==========    ==========  ============   ============
Total return.................................    0.48%(C)         1.11%         1.74%       0.20%(C)
                                               ==========    ==========  ============   ============
Ratios and supplemental data:
  Net assets, end of period (in thousands)...  $  210,708    $  162,489  $    110,014   $      2,822
  Ratios to average net assets (annualized)(A):
    Expenses.................................       0.12%         0.12%         0.12%          0.10%
    Net investment income....................       0.96%         1.09%         1.75%          2.06%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................         --          0.03%         0.03%            --

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C) Not annualized.

(D) Amount is less than $0.01 per share.

AMR Investment Services Money Market Portfolio

Schedule Of Investments  June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                      PAR
                                                                     AMOUNT        VALUE
                                                                   ----------    ----------
REPURCHASE AGREEMENTS (Note B) - 6.13%
Banc of America Securities, LLC, 1.60%, Due 7/1/2004               $  280,000    $  280,000
JP Morgan Chase Securities, 1.54%, Due 7/1/2004                         7,220         7,220
                                                                                 ----------
       TOTAL REPURCHASE AGREEMENTS                                                  287,220
                                                                                 ----------

EURODOLLAR TIME DEPOSITS - 17.07%
Canadian Imperial Bank of Commerce, 1.375%, Due 7/1/2004              200,000       200,000
Den Danske Bank, 1.50%, Due 7/1/2004                                  200,000       200,000
Royal Bank of Canada, 1.50%, Due 7/1/2004                             200,000       200,000
Societe Generale, 1.375%, Due 7/1/2004                                200,000       200,000
                                                                                 ----------
TOTAL EURODOLLAR TIME DEPOSITS                                                      800,000
                                                                                 ----------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (Note E) - 12.69%
Bank of Scotland Treasury Services plc, 1.52%, Due 3/14/2005          196,450       196,580
Bank One, NA,
  1.379%, Due 11/1/2004                                                15,000        15,012
  1.19%, Due 1/27/2005                                                 25,000        25,009
  1.199%, Due 2/3/2005                                                 10,000        10,004
  1.38%, Due 2/10/2005                                                 25,000        25,038
Bayerische Landesbank, 1.17%, Due 5/9/2005                             75,000        75,027
First Tennessee Bank,
  1.179%, Due 7/21/2004                                                50,000        50,003
  1.179%, Due 5/3/2005                                                 50,000        50,019
Marshall and Ilsley Bank FSB, 1.14%, Due 4/25/2005                     50,000        50,005
National City Bank, 1.15%, Due 5/9/2005                                50,000        50,006
SouthTrust Bank, NA, 1.239%, Due 5/2/2005                              40,000        40,035
Wachovia Bank, NA, 1.21%, Due 10/19/2004                                8,000         8,002
                                                                                 ----------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                   594,740
                                                                                 ----------

VARIABLE RATE PROMISSORY NOTES (Note E) - 6.40%
Goldman Sachs Group, 1.24%, Due 5/9/2005                              300,000       300,000
                                                                                 ----------
       TOTAL VARIABLE RATE PROMISSORY NOTES                                         300,000
                                                                                 ----------

VARIABLE RATE FUNDING AGREEMENTS (Notes A and E) - 6.29%
General Electric Capital Assurance Company, 1.19%, Due 12/15/2004     100,000       100,000
Metropolitan Life Insurance Company, 1.39%, Due 11/22/2004            195,000       195,000
                                                                                 ----------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                       295,000
                                                                                 ----------

ASSET-BACKED COMMERCIAL PAPER, 144A (Notes C and D) - 16.36%
Atlantis One Funding Corporation, 1.07%, Due 9/3/2004                 100,000        99,810
Edison Asset Securitization, 1.11%, Due 7/1/2004                       60,000        60,000

                             See accompanying notes
                                       11

AMR Investment Services Money Market Portfolio

Schedule Of Investments  June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                     PAR
                                                                    AMOUNT        VALUE
                                                                  ----------    ----------
FCAR Owner Trust Series 1,
  1.10%, Due 7/2/2004                                             $  150,000    $  149,995
  1.07%, Due 9/2/2004                                                142,000       141,734
K2 USA LLC, 1.10%, Due 7/12/2004                                      30,000        29,990
Moat Funding LLC, 1.09%, Due 7/6/2004                                 59,150        59,141
Sigma Finance, Incorporated,
  1.10%, Due 7/7/2004                                                 63,700        63,688
  1.09%, Due 7/12/2004                                                58,700        58,681
Scaldis Capital LLC,
  1.095%, Due 7/9/2004                                                57,202        57,188
  1.09%, Due 7/14/2004                                                20,188        20,180
  1.10%, Due 8/23/2004                                                26,491        26,448
                                                                                ----------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                         766,855
                                                                                ----------

VARIABLE RATE MEDIUM-TERM NOTES (Note E) - 34.96%
American General Finance Corporation, 1.35%, Due 8/6/2004             64,770        64,782
American Honda Finance Corporation, 144A (Note C),
  1.29%, Due 10/7/2004                                                50,000        50,024
  1.27%, Due 1/13/2005                                                25,000        25,022
  1.30%, Due 2/11/2005                                                10,000        10,010
  1.22%, Due 4/11/2005                                                60,000        60,059
Bank of America Corporation,
  1.21%, Due 7/2/2004                                                 52,000        52,000
  1.43%, Due 10/22/2004                                              130,140       130,269
Bank One, NA, 1.368%, Due 2/8/2005                                    20,000        20,028
Citigroup, Incorporated,
  1.30%, Due 10/22/2004                                               77,700        77,747
  1.25%, Due 2/7/2005                                                170,965       171,075
Credit Suisse First Boston Corporation, 1.36%, Due 4/5/2005           45,000        45,094
DLJ, Incorporated, 1.679%, Due 2/1/2005                               10,000        10,032
General Electric Capital Corporation, 1.359%, Due 7/18/2005          180,000       180,000
Merrill Lynch & Company, Incorporated,
  1.46%, Due 1/13/2005                                               124,000       124,236
  1.45%, Due 1/18/2005                                                20,000        20,038
  1.429%, Due 2/3/2005                                                10,000        10,017
Morgan Stanley and Company, Incorporated, 1.42%, Due 1/24/2005       139,000       139,230
PACCAR Financial Corporation, 1.11%, Due 4/15/2005                    35,000        35,004
SLM Corporation, 1.32%, Due 7/26/2004                                 56,670        56,677


                             See accompanying notes
                                       12

AMR Investment Services Money Market Portfolio

Schedule Of Investments  June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                PAR
                                                               AMOUNT        VALUE
                                                             ----------    ----------
Toyota Motor Credit Corporation,
  1.14%, Due 1/14/2005                                       $   50,000    $   50,012
  1.18%, Due 2/11/2005                                           50,000        50,011
USA Education, Incorporated, 1.50%, Due 10/25/2004               78,500        78,586
Wachovia Corporation, 1.56%, Due 8/19/2004                       28,500        28,518
Wells Fargo and Company, 1.30%, Due 7/15/2005                   150,000       150,000
                                                                           ----------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                1,638,471
                                                                           ----------
TOTAL INVESTMENTS - 99.90% (Cost $4,682,286)                                4,682,286
                                                                           ----------
OTHER ASSETS, NET OF LIABILITIES - 0.10%                                        4,535
                                                                           ----------
TOTAL NET ASSETS - 100%                                                    $4,686,821
                                                                           ==========

Based on the cost of investments of $4,682,286 for federal income tax purposes at June 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 4.50% - 7.00%, Due 3/1/2009 - 6/1/2034, Total Value - $285,600; JP Morgan
     Chase Bank for JP Morgan Chase Securities, 5.00% - 6.50%, Due 2/15/2033 - 6/15/2034, Total Value - $7,366.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $911,970 or 19.46% of net assets.
(D) Rates associated with money market securities represent discount rate at time of purchase.
(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.



                             See accompanying notes
                                       13

AMR Investment Services U.S. Government Money Market Portfolio

Schedule of Investments  June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                PAR
                                                               AMOUNT        VALUE
                                                             ----------    ----------
REPURCHASE AGREEMENTS (Note A) - 26.71%
Banc of America Securities, LLC, 1.60%, Due 7/1/2004         $   22,887    $   22,887
JP Morgan Chase Securities, 1.54%, Due 7/1/2004                  50,000        50,000
                                                                           ----------
     TOTAL REPURCHASE AGREEMENTS                                               72,887
                                                                           ----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 73.27%
Federal Home Loan Bank,
  Discount Note, 1.16%, Due 7/6/2004 (Note B)                     1,000         1,000
  Variable Rate Note, 1.06%, Due 8/11/2004 (Note C)               5,000         5,000
  Discount Note, 1.27%, Due 8/11/2004 (Note B)                      765           764
  Discount Note 1.28%, Due 8/18/2004 (Note B)                     3,000         2,995
  Discount Note 1.08%, Due 12/3/2004 (Note B)                     1,082         1,077
  Variable Rate Note, 1.23%, Due 7/26/2005 (Note C)              15,000        14,996
  Variable Rate Note, 1.029%, Due 8/2/2005 (Note C)              15,000        14,997
  Variable Rate Note, 0.993%, Due 10/5/2005 (Note C)              5,000         4,997
Federal Home Loan Mortgage Corporation,
  Discount Note, 1.06%, Due 7/6/2004 (Note B)                     1,713         1,713
  Discount Note, 1.10%, Due 7/6/2004 (Note B)                    15,000        14,998
  Discount Note, 1.12%, Due 7/6/2004 (Note B)                     2,004         2,004
  Discount Note, 1.08%, Due 8/3/2004 (Note B)                     5,000         4,994
  Discount Note, 1.07%, Due 8/10/2004 (Note B)                    1,810         1,808
  Discount Note, 1.27%, Due 8/10/2004 (Note B)                      600           599
  Discount Note, 1.32%, Due 8/10/2004 (Note B)                    2,000         1,997
  Discount Note, 1.07%, Due 8/12/2004 (Note B)                    5,000         4,994
  Discount Note, 1.065%, Due 8/16/2004 (Note B)                  10,000         9,986
  Discount Note, 1.40%, Due 8/23/2004 (Note B)                    1,600         1,597
  Discount Note, 1.08%, Due 8/26/2004 (Note B)                    2,740         2,735
  Discount Note, 1.07%, Due 8/31/2004 (Note B)                    2,000         1,996
  Discount Note, 1.08%, Due 8/31/2004 (Note B)                    3,000         2,995
  Discount Note, 1.44%, Due 9/21/2004 (Note B)                    6,500         6,479
  Discount Note, 1.465%, Due 9/21/2004 (Note B)                  17,906        17,846
  Discount Note, 1.09%, Due 10/20/2004 (Note B)                   1,000           997
  Variable Rate Note, 1.365%, Due 9/9/2005 (Note C)              10,800        10,804

                             See accompanying notes
                                       14

AMR Investment Services U.S. Government Money Market Portfolio

Schedule of Investments  June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                PAR
                                                               AMOUNT        VALUE
                                                             ----------    ----------
Federal National Mortgage Association,
  Discount Note, 1.06%, Due 7/1/2004 (Note B)                $    1,400    $    1,400
  Discount Note, 1.05%, Due 7/7/2004 (Note B)                     1,400         1,400
  Discount Note, 1.14%, Due 7/7/2004 (Note B)                     5,000         4,999
  Discount Note, 1.20%, Due 7/21/2004 (Note B)                    1,600         1,599
  Discount Note, 1.09%, Due 8/4/2004 (Note B)                     5,000         4,995
  Discount Note, 1.35%, Due 8/4/2004 (Note B)                     2,275         2,272
  Discount Note, 1.06%, Due 8/6/2004 (Note B)                     2,551         2,548
  Discount Note, 1.07%, Due 8/11/2004 (Note B)                    1,240         1,238
  Discount Note, 1.08%, Due 8/11/2004 (Note B)                    1,250         1,248
  Discount Note, 1.28%, Due 8/18/2004 (Note B)                    2,050         2,047
  Discount Note, 1.36%, Due 8/20/2004 (Note B)                    4,300         4,292
  Discount Note, 1.48%, Due 9/15/2004 (Note B)                      400           399
  Discount Note, 1.09%, Due 10/1/2004 (Note B)                    5,000         4,986
  Discount Note, 1.07%, Due 11/12/2004 (Note B)                   2,944         2,932
  Discount Note, 1.09%, Due 12/10/2004 (Note B)                   3,000         2,985
  Discount Note, 1.09%, Due 12/16/2004 (Note B)                   1,275         1,269
  Variable Rate Note 0.98%, Due 10/3/2005 (Note C)               10,000         9,992
  Variable Rate Note 1.05%, Due 12/9/2005 (Note C)               15,000        14,987
                                                                           ----------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                 199,956
                                                                           ----------
TOTAL INVESTMENTS - 99.98% (Cost $272,843)                                    272,843
                                                                           ----------
OTHER ASSETS, NET OF LIABILITIES - 0.02%                                           55
                                                                           ----------
TOTAL NET ASSETS - 100%                                                    $  272,898
                                                                           ==========

Based on the cost of investments of $272,843 for federal income tax purposes at June 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00%, Due 5/1/2019, Total Value - $23,345; and at JP Morgan Chase Bank for JP Morgan Chase Securities, 5.00% - 6.00%, Due 11/15/2032 - 6/15/2034,
    Total Value - $51,001.
(B) Rates represent discount rate.
(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.



                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements of Assets and Liabilities  June 30, 2004  (Unaudited)
--------------------------------------------------------------------------------
in thousands

                                                                              U.S. Government
                                                         Money Market          Money Market
                                                         ------------         ---------------
Assets:
  Investments in securities at value
    (cost - $4,395,066 and $199,956, respectively).....  $  4,395,066          $      199,956
  Repurchase agreements (cost - $287,220 and $72,887,
    respectively)......................................       287,220                  72,887
  Dividends and interest receivable....................         5,513                      81
                                                         ------------          --------------
Total assets...........................................     4,687,799                 272,924
                                                         ------------          --------------
Liabilities:
  Management and investment advisory fees
    payable (Note 2)...................................           452                      21
  Other liabilities....................................           526                       5
                                                         ------------          --------------
Total liabilities......................................           978                      26
                                                         ------------          --------------
Net assets applicable to investors' beneficial
  interests............................................  $  4,686,821          $      272,898
                                                         ============          ==============

                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements of Operations  Six Months Ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
in thousands

                                                                            U.S. Government
                                                       Money Market          Money Market
                                                       ------------         ---------------
Investment Income:
  Interest income...................................   $    33,999          $        1,321
                                                       ------------         ---------------
    Total investment income.........................        33,999                   1,321
                                                       ------------         ---------------
Expenses:
  Management and investment advisory fees (Note 2)..         3,021                     122
  Custodian fees....................................           212                       9
  Professional fees.................................            52                       3
  Other expenses....................................            82                       6
                                                       ------------         ---------------
    Total expenses..................................         3,367                     140
                                                       ------------         ---------------
Net Investment Income...............................        30,632                   1,181
                                                       ------------         ---------------
Realized Gain on Investments:
  Net realized gain on investments..................           149                      11
                                                       ------------         ---------------
    Net gain on investments.........................           149                      11
                                                       ------------         ---------------
Net increase in net assets resulting from operations   $    30,781          $        1,192
                                                       ============         ===============

                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
in thousands

                                                         Money Market            U.S. Government Money
                                                                                       Market
                                                  --------------------------   -------------------------
                                                  Six Months                   Six Months
                                                    Ended        Year Ended      Ended       Year Ended
                                                   June 30,     December 31,    June 30,    December 31,
                                                     2004           2003          2004          2003
                                                  -----------   ------------   -----------   -----------
                                                  (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
  Net investment income.......................    $    30,632   $     52,671   $     1,181   $     3,099
  Net realized gain on investments............            149             42            11             9
                                                  -----------   ------------   -----------   -----------
    Total increase in net assets
      resulting from operations...............         30,781         52,713         1,192         3,108
                                                  -----------   ------------   -----------   -----------
Transactions in Investors' Beneficial Interests:
  Contributions...............................     35,896,494     55,478,689       540,219     1,085,963
  Withdrawals.................................    (36,190,071)   (57,817,456)     (503,583)   (1,324,638)
                                                  -----------   ------------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from transactions in
      investors' beneficial interests.........       (293,577)    (2,338,767)      (36,636)      238,675
                                                  -----------   ------------   -----------   -----------
Net increase (decrease) in net assets.........       (262,796)    (2,286,054)      (37,828)      235,567
                                                  -----------   ------------   -----------   -----------
Net Assets:
  Beginning of period.........................      4,949,617      7,235,671       235,070       470,637
                                                  -----------   ------------   -----------   -----------
  End of period...............................    $ 4,686,821   $  4,949,617   $   272,898   $   235,070
                                                  ===========   ============   ===========   ===========

                             See accompanying notes

AMR Investment Services Trust Portfolios

Financial Highlights
--------------------------------------------------------------------------------

                                                                            Money Market
                                                ------------------------------------------------------------------------
                                                Six Months                                     Two Months
                                                  Ended        Year Ended December 31,           Ended       Year Ended
                                                 June 30,     -----------------------------   December 31,   October 31,
                                                   2004       2003    2002    2001    2000        1999           1999
                                                -----------   -----   -----   -----   -----   ------------   -----------
                                                (UNAUDITED)
Total Return:.................................    0.51%(A)    1.13%   1.81%   4.30%    N/A         N/A           N/A
Ratios to Average Net Assets (Annualized):
    Expenses..................................     0.11%      0.11%   0.11%   0.11%   0.11%       0.11%         0.11%
    Net investment income.....................     1.01%      1.14%   1.81%   3.95%   6.40%       5.77%         5.11%

---------------

(A)  Not annualized.

AMR Investment Services Trust Portfolios

Financial Highlights
--------------------------------------------------------------------------------

                                                                  U.S. Government Money Market
                                                ------------------------------------------------------------------
                                                Six Months                                     Two Months
                                                  Ended          Year Ended December 31,         Ended       Year Ended
                                                 June 30,     -----------------------------   December 31,   October 31,
                                                   2004       2003    2002    2001    2000        1999          1999
                                                -----------   -----   -----   -----   -----   ------------   -----------
                                                (UNAUDITED)
Total Return:.................................     0.49%(A)   1.11%   1.74%   4.24%    N/A         N/A            N/A
Ratios to Average Net Assets (Annualized):
    Expenses..................................     0.11%      0.12%   0.12%   0.11%      0.13%    0.12%          0.12%
    Net investment income.....................     0.97%      1.13%   1.71%   3.99%      6.27%    5.67%          4.89%

---------------

(A)  Not annualized.

AMR Investment Services Trust

Notes to Financial Statements  June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Note 1-Organization and Significant Accounting Policies

AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation
Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

Security Transactions and Investment Income
Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes
The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Repurchase Agreements
Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other
In the normal course of business, the Portfolios enter into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Portfolios have had no prior claims or losses pursuant to any such agreement.

Note 2-Transactions with Affiliates

Management Agreement
The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2003, the cost of air transportation was not material to any of the Portfolios.

                       This page intentionally left blank.

                                  [BACK COVER]

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.
Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective. There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1)   Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)  Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American AAdvantage Select Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2004


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 3, 2004